Additional Information on Financial Instruments - Summary of Opening balances to the closing balances for Level 3 (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, assets
Assets at beginning of period	€ 161,666,399	€ 149,852,136
Assets at end of period	€ 137,384,732	161,666,399
Percentage of adjustment factor to the nominal amount of the receivable under the factoring arrangement	0.73%
Net gain on financial assets	€ 52,000	374,000
Net loss on financial liabilities measured at amortized cost related to interest expenses	1,727,000	903,000
Net loss on financial assets measured at amortized cost related to expected credit losses	370,000	280,000
Trade accounts receivables.
Reconciliation of changes in fair value measurement, assets
Assets at beginning of period	2,420,512
Additions	3,708,246	2,432,086
Sales	(2,420,512)
Fair value gains / (losses) (see financial result)	(17,843)	(11,574)
Assets at end of period	3,690,403	2,420,512
Net gains / (losses) during the financial year	€ (17,843)	(11,574)
Trade accounts receivables. | Level 3
Reconciliation of changes in fair value measurement, assets
Percentage of fair value for trade accounts receivables	0.50%
Promissory Note
Reconciliation of changes in fair value measurement, assets
Additions		738,007
Fair value gains / (losses) (see financial result)		352,101
Conversion to equity instruments		(1,090,108)
Net gains / (losses) during the financial year		352,101
Equity Instruments
Reconciliation of changes in fair value measurement, assets
Assets at beginning of period	€ 1,123,988
Conversion to equity instruments		1,090,108
Currency translation effect (see other operating income)	69,551	33,879
Assets at end of period	1,193,539	1,123,988
Net gains / (losses) during the financial year	€ 69,551	€ 33,879
Percentage of fair value of the equity instruments	10.00%